NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
NET OPERATING REVENUE
Schedule of net operating revenue

	12/31/2020	12/31/2019 (*)	12/31/2018 (*)

Generation
Power supply for distribution companies	14,425,819	15,870,784	13,268,869
Power supply for end consumers	2,661,499	2,282,200	2,319,857
Short-Term Electric Power	1,176,156	1,353,218	1,296,526
Revenue from operation and maintenance of renewed concessions	3,982,409	3,549,019	2,708,451
Revenue from construction of renewed plants	37,800	49,353	34,295
Financial effects of Itaipu	(13,566)	269,432	511,079
	22,270,117	23,374,006	20,139,077
Transmission
Revenue from operation and maintenance	5,443,107	4,255,148	4,471,233
Construction revenue	778,202	753,025	823,642
Contractual financial revenue	6,026,214	5,852,358	5,015,504
	12,247,523	10,860,531	10,310,380

Other revenue	710,591	768,764	869,183

	35,228,231	35,003,301	31,318,640
(-) Deductions from Operating Revenue
(-) ICMS	(995,304)	(926,475)	(431,850)
(-) PASEP and COFINS	(3,310,459)	(3,253,511)	(3,079,004)
(-) Sector charges	(1,832,748)	(1,771,906)	(1,583,049)
(-) Other Deductions (including ISS)	(9,207)	(9,280)	(9,884)
	(6,147,718)	(5,961,172)	(5,103,787)

Net operating revenue	29,080,513	29,042,129	26,214,853